Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Viking Mutual Funds
Entity Central Index Key	0001082744
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Kansas Municipal Fund | Class A [Member]
Shareholder Report [Line Items]
Fund Name	Kansas Municipal Fund
Class Name	Class A
Trading Symbol	KSMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kansas Municipal Fund. Period covered: August 1, 2024 through July 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.98%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class A shares returned -2.23%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 0.00% for the same period.

What affected the Fund’s performance?
•	Short-term rates declined, while intermediate and long-term rates increased.
•	The Fund underperformed the benchmark, primarily due to its longer duration, which increased sensitivity to rising rates.
•	Credit positioning had little impact on performance, as yield movements were similar across maturities.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

July 31, 2015 through July 31, 2025

[1]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025

	1 Year	5 Years	10 Years
Class A without sales charge	-2.23	-1.58	0.76
Class A with sales charge	-4.69	-2.09	0.51
Bloomberg U.S. Muni Bond Index	0.00	0.13	2.11

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 51,000,000
Holdings Count | Holdings	70
Advisory Fees Paid, Amount	$ 172,000
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2025)
Total Net Assets (Millions)	$51
Number of Holdings	70
Net Advisory Fee Paid	$172K
Annual Portfolio Turnover	42%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	48.9	AAA	0.36
Other Revenue	11.2	AA	74.75
Utilities	9.1	A	12.17
Education	9.0	BBB	3.07
Housing	8.7	NR	9.65
Health Care	5.4
Cash Equivalents and Other	3.3
Pre-Refunded	2.4
Transportation	2.0

* All portfolio holdings are issued securities from the state of Kansas.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Kansas Municipal Fund | Class I [Member]
Shareholder Report [Line Items]
Fund Name	Kansas Municipal Fund
Class Name	Class I
Trading Symbol	KSITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kansas Municipal Fund. Period covered: August 1, 2024 through July 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.73%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class I shares returned -1.98%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 0.00% for the same period.

What affected the Fund’s performance?
•	Short-term rates declined, while intermediate and long-term rates increased.
•	The Fund underperformed the benchmark, primarily due to its longer duration, which increased sensitivity to rising rates.
•	Credit positioning had little impact on performance, as yield movements were similar across maturities.

Line Graph [Table Text Block]	How did the Fund perform since inception?* The chart below reflects a hypothetical $10,000 investment in the class of shares noted. CUMULATIVE PERFORMANCE November 1, 2017 through July 31, 2025	[2]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%) For the Periods Ended July 31, 2025
	1 Year	5 Years	Inception^
Class I	-1.98	-1.32	0.59
Bloomberg U.S. Muni Bond Index	0.00	0.13	1.75
^Inception Date of 11/1/2017

Performance Inception Date	Nov. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 51,000,000
Holdings Count | Holdings	70
Advisory Fees Paid, Amount	$ 172,000
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2025)
Total Net Assets (Millions)	$51
Number of Holdings	70
Net Advisory Fee Paid	$172K
Annual Portfolio Turnover	42%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	48.9	AAA	0.36
Other Revenue	11.2	AA	74.75
Utilities	9.1	A	12.17
Education	9.0	BBB	3.07
Housing	8.7	NR	9.65
Health Care	5.4
Cash Equivalents and Other	3.3
Pre-Refunded	2.4
Transportation	2.0

* All portfolio holdings are issued securities from the state of Kansas.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Maine Municipal Fund | Class A [Member]
Shareholder Report [Line Items]
Fund Name	Maine Municipal Fund
Class Name	Class A
Trading Symbol	MEMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Maine Municipal Fund. Period covered: August 1, 2024 through July 31, 2025
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.98%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class A shares returned -1.90%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 0.00% for the same period.

What affected the Fund’s performance?
•	Short-term rates declined, while intermediate and long-term rates increased.
•	The Fund underperformed the benchmark, primarily due to its longer duration, which increased sensitivity to rising rates.
•	Credit positioning had little impact on performance, as yield movements were similar across maturities.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

July 31, 2015 through July 31, 2025

[3]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025

	1 Year	5 Years	10 Years
Class A without sales charge	-1.90	-1.53	0.34
Class A with sales charge	-4.31	-2.03	0.09
Bloomberg U.S. Muni Bond Index	0.00	0.13	2.11

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 7,000,000
Holdings Count | Holdings	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2025)
Total Net Assets (Millions)	$7
Number of Holdings	19
Net Advisory Fee Paid	$0
Annual Portfolio Turnover	18%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	27.6	AAA	8.67
Housing	22.0	AA	84.27
Other Revenue	17.5	A	7.06
Health Care	17.3
Cash Equivalents and Other	12.4
Transportation	3.2

* All portfolio holdings are issued securities from the state of Maine.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Maine Municipal Fund | Class I [Member]
Shareholder Report [Line Items]
Fund Name	Maine Municipal Fund
Class Name	Class I
Trading Symbol	MEIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Maine Municipal Fund. Period covered: August 1, 2024 through July 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.73%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class I shares returned -1.55%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 0.00% for the same period.

What affected the Fund’s performance?
•	Short-term rates declined, while intermediate and long-term rates increased.
•	The Fund underperformed the benchmark, primarily due to its longer duration, which increased sensitivity to rising rates.
•	Credit positioning had little impact on performance, as yield movements were similar across maturities.

Line Graph [Table Text Block]	How did the Fund perform since inception?* The chart below reflects a hypothetical $10,000 investment in the class of shares noted. CUMULATIVE PERFORMANCE November 1, 2017 through July 31, 2025	[4]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%) For the Periods Ended July 31, 2025
	1 Year	5 Years	Inception^
Class I	-1.55	-1.29	0.19
Bloomberg U.S. Muni Bond Index	0.00	0.13	1.75
^Inception Date of 11/1/2017

Performance Inception Date	Nov. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 7,000,000
Holdings Count | Holdings	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2025)
Total Net Assets (Millions)	$7
Number of Holdings	19
Net Advisory Fee Paid	$0
Annual Portfolio Turnover	18%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	27.6	AAA	8.67
Housing	22.0	AA	84.27
Other Revenue	17.5	A	7.06
Health Care	17.3
Cash Equivalents and Other	12.4
Transportation	3.2

* All portfolio holdings are issued securities from the state of Maine.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Nebraska Municipal Fund | Class A [Member]
Shareholder Report [Line Items]
Fund Name	Nebraska Municipal Fund
Class Name	Class A
Trading Symbol	NEMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nebraska Municipal Fund. Period covered: August 1, 2024 through July 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.98%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class A shares returned -2.41%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 0.00% for the same period.

What affected the Fund’s performance?
•	Short-term rates declined, while intermediate and long-term rates increased.
•	The Fund underperformed the benchmark, primarily due to its longer duration, which increased sensitivity to rising rates.
•	Credit positioning had little impact on performance, as yield movements were similar across maturities.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

July 31, 2015 through July 31, 2025

[5]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025

	1 Year	5 Years	10 Years
Class A without sales charge	-2.41	-1.66	0.59
Class A with sales charge	-4.85	-2.17	0.34
Bloomberg U.S. Muni Bond Index	0.00	0.13	2.11

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 29,000,000
Holdings Count | Holdings	45
Advisory Fees Paid, Amount	$ 68,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2025)
Total Net Assets (Millions)	$29
Number of Holdings	45
Net Advisory Fee Paid	$68K
Annual Portfolio Turnover	32%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	58.0	AAA	11.09
Utilities	12.5	AA	58.55
Education	11.0	A	11.09
Housing	10.8	NR	19.27
Other Revenue	5.1
Cash Equivalents and Other	2.6

* All portfolio holdings are issued securities from the state of Nebraska.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Nebraska Municipal Fund | Class I [Member]
Shareholder Report [Line Items]
Fund Name	Nebraska Municipal Fund
Class Name	Class I
Trading Symbol	NEITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nebraska Municipal Fund. Period covered: August 1, 2024 through July 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.73%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class I shares returned -2.07%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 0.00% for the same period.

What affected the Fund’s performance?
•	Short-term rates declined, while intermediate and long-term rates increased.
•	The Fund underperformed the benchmark, primarily due to its longer duration, which increased sensitivity to rising rates.
•	Credit positioning had little impact on performance, as yield movements were similar across maturities.

Line Graph [Table Text Block]	How did the Fund perform since inception?* The chart below reflects a hypothetical $10,000 investment in the class of shares noted. CUMULATIVE PERFORMANCE November 1, 2017 through July 31, 2025	[6]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%) For the Periods Ended July 31, 2025
	1 Year	5 Years	Inception^
Class I	-2.07	-1.40	0.38
Bloomberg U.S. Muni Bond Index	0.00	0.13	1.75
^Inception Date of 11/1/2017

Performance Inception Date	Nov. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 29,000,000
Holdings Count | Holdings	45
Advisory Fees Paid, Amount	$ 68,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2025)
Total Net Assets (Millions)	$29
Number of Holdings	45
Net Advisory Fee Paid	$68K
Annual Portfolio Turnover	32%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	58.0	AAA	11.09
Utilities	12.5	AA	58.55
Education	11.0	A	11.09
Housing	10.8	NR	19.27
Other Revenue	5.1
Cash Equivalents and Other	2.6

* All portfolio holdings are issued securities from the state of Nebraska.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Oklahoma Municipal Fund | Class A [Member]
Shareholder Report [Line Items]
Fund Name	Oklahoma Municipal Fund
Class Name	Class A
Trading Symbol	OKMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Oklahoma Municipal Fund. Period covered: August 1, 2024 through July 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.98%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class A shares returned -1.07%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 0.00% for the same period.

What affected the Fund’s performance?
•	Short-term rates declined, while intermediate and long-term rates increased.
•	The Fund underperformed the benchmark, primarily due to its longer duration, which increased sensitivity to rising rates.
•	Credit positioning had little impact on performance, as yield movements were similar across maturities.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

July 31, 2015 through July 31, 2025

[7]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025

	1 Year	5 Years	10 Years
Class A without sales charge	-1.07	-1.26	0.89
Class A with sales charge	-3.53	-1.75	0.63
Bloomberg U.S. Muni Bond Index	0.00	0.13	2.11

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 40,000,000
Holdings Count | Holdings	62
Advisory Fees Paid, Amount	$ 116,000
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2025)
Total Net Assets (Millions)	$40
Number of Holdings	62
Net Advisory Fee Paid	$116K
Annual Portfolio Turnover	29%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
Other Revenue	68.5	AAA	11.78
Housing	11.6	AA	24.16
Transportation	5.0	A	25.75
Education	4.9	BBB	16.30
Utilities	3.4	NR	22.01
General Obligation	3.0
Cash Equivalents and Other	2.5
Health Care	1.1

* All portfolio holdings are issued securities from the state of Oklahoma.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change
Oklahoma Municipal Fund | Class I [Member]
Shareholder Report [Line Items]
Fund Name	Oklahoma Municipal Fund
Class Name	Class I
Trading Symbol	OKMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Oklahoma Municipal Fund. Period covered: August 1, 2024 through July 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.73%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class I shares returned -0.92%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 0.00% for the same period.

What affected the Fund’s performance?
•	Short-term rates declined, while intermediate and long-term rates increased.
•	The Fund underperformed the benchmark, primarily due to its longer duration, which increased sensitivity to rising rates.
•	Credit positioning had little impact on performance, as yield movements were similar across maturities.

Line Graph [Table Text Block]	How did the Fund perform since inception?* The chart below reflects a hypothetical $10,000 investment in the class of shares noted. CUMULATIVE PERFORMANCE November 1, 2017 through July 31, 2025	[8]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%) For the Periods Ended July 31, 2025
	1 Year	5 Years	Inception^
Class I	-0.92	-1.02	0.66
Bloomberg U.S. Muni Bond Index	0.00	0.13	1.75
^Inception Date of 11/1/2017

Performance Inception Date	Nov. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 40,000,000
Holdings Count | Holdings	62
Advisory Fees Paid, Amount	$ 116,000
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2025)
Total Net Assets (Millions)	$40
Number of Holdings	62
Net Advisory Fee Paid	$116K
Annual Portfolio Turnover	29%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
Other Revenue	68.5	AAA	11.78
Housing	11.6	AA	24.16
Transportation	5.0	A	25.75
Education	4.9	BBB	16.30
Utilities	3.4	NR	22.01
General Obligation	3.0
Cash Equivalents and Other	2.5
Health Care	1.1

* All portfolio holdings are issued securities from the state of Oklahoma.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Viking Tax-Free Fund for Montana | Class A [Member]
Shareholder Report [Line Items]
Fund Name	Viking Tax-Free Fund for Montana
Class Name	Class A
Trading Symbol	VMTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Viking Tax-Free Fund for Montana. Period covered: August 1, 2024 through July 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.98%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class A shares returned -1.16%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 0.00% for the same period.

What affected the Fund’s performance?
•	Short-term rates declined, while intermediate and long-term rates increased.
•	The Fund underperformed the benchmark, primarily due to its longer duration, which increased sensitivity to rising rates.
•	Credit positioning had little impact on performance, as yield movements were similar across maturities.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

July 31, 2015 through July 31, 2025

[9]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025

	1 Year	5 Years	10 Years
Class A without sales charge	-1.16	-1.01	0.92
Class A with sales charge	-3.59	-1.52	0.66
Bloomberg U.S. Muni Bond Index	0.00	0.13	2.11

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 54,000,000
Holdings Count | Holdings	87
Advisory Fees Paid, Amount	$ 178,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2025)
Total Net Assets (Millions)	$54
Number of Holdings	87
Net Advisory Fee Paid	$178K
Annual Portfolio Turnover	23%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	47.1	AA	72.57
Housing	19.3	A	19.54
Other Revenue	13.6	BBB	0.62
Health Care	10.5	NR	7.27
Education	5.5
Cash Equivalents and Other	2.4
Transportation	1.6

* All portfolio holdings are issued securities from the state of Montana.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Viking Tax-Free Fund for Montana | Class I [Member]
Shareholder Report [Line Items]
Fund Name	Viking Tax-Free Fund for Montana
Class Name	Class I
Trading Symbol	VMTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Viking Tax-Free Fund for Montana. Period covered: August 1, 2024 through July 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.73%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class I shares returned -0.92%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 0.00% for the same period.

What affected the Fund’s performance?
•	Short-term rates declined, while intermediate and long-term rates increased.
•	The Fund underperformed the benchmark, primarily due to its longer duration, which increased sensitivity to rising rates.
•	Credit positioning had little impact on performance, as yield movements were similar across maturities.

Line Graph [Table Text Block]	How did the Fund perform since inception?* The chart below reflects a hypothetical $10,000 investment in the class of shares noted. CUMULATIVE PERFORMANCE August 1, 2016 through July 31, 2025	[10]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%) For the Periods Ended July 31, 2025
	1 Year	5 Years	Inception^
Class I	-0.92	-0.76	0.69
Bloomberg U.S. Muni Bond Index	0.00	0.13	1.59
^Inception Date of 8/1/2016

Performance Inception Date	Aug. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 54,000,000
Holdings Count | Holdings	87
Advisory Fees Paid, Amount	$ 178,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2025)
Total Net Assets (Millions)	$54
Number of Holdings	87
Net Advisory Fee Paid	$178K
Annual Portfolio Turnover	23%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	47.1	AA	72.57
Housing	19.3	A	19.54
Other Revenue	13.6	BBB	0.62
Health Care	10.5	NR	7.27
Education	5.5
Cash Equivalents and Other	2.4
Transportation	1.6

* All portfolio holdings are issued securities from the state of Montana.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Viking Tax-Free Fund for North Dakota | Class A [Member]
Shareholder Report [Line Items]
Fund Name	Viking Tax-Free Fund for North Dakota
Class Name	Class A
Trading Symbol	VNDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Viking Tax-Free Fund for North Dakota. Period covered: August 1, 2024 through July 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.98%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class A shares returned -2.81%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 0.00% for the same period.

What affected the Fund’s performance?
•	Short-term rates declined, while intermediate and long-term rates increased.
•	The Fund underperformed the benchmark, primarily due to its longer duration, which increased sensitivity to rising rates.
•	Credit positioning had little impact on performance, as yield movements were similar across maturities.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

July 31, 2015 through July 31, 2025

[11]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025

	1 Year	5 Years	10 Years
Class A without sales charge	-2.81	-1.80	0.36
Class A with sales charge	-5.23	-2.30	0.11
Bloomberg U.S. Muni Bond Index	0.00	0.13	2.11

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 17,000,000
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 18,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2025)
Total Net Assets (Millions)	$17
Number of Holdings	32
Net Advisory Fee Paid	$18K
Annual Portfolio Turnover	23%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	35.5	AAA	1.92
Housing	14.9	AA	52.02
Health Care	12.5	A	10.85
Utilities	11.4	BBB	10.91
Education	10.4	NR	24.30
Cash Equivalents and Other	9.9
Other Revenue	5.4

* All portfolio holdings are issued securities from the state of North Dakota.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Viking Tax-Free Fund for North Dakota | Class I [Member]
Shareholder Report [Line Items]
Fund Name	Viking Tax-Free Fund for North Dakota
Class Name	Class I
Trading Symbol	VNDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Viking Tax-Free Fund for North Dakota. Period covered: August 1, 2024 through July 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.73%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class I shares returned -2.57%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 0.00% for the same period.

What affected the Fund’s performance?
•	Short-term rates declined, while intermediate and long-term rates increased.
•	The Fund underperformed the benchmark, primarily due to its longer duration, which increased sensitivity to rising rates.
•	Credit positioning had little impact on performance, as yield movements were similar across maturities.

Line Graph [Table Text Block]	How did the Fund perform since inception?* The chart below reflects a hypothetical $10,000 investment in the class of shares noted. CUMULATIVE PERFORMANCE August 1, 2016 through July 31, 2025	[12]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%) For the Periods Ended July 31, 2025
	1 Year	5 Years	Inception^
Class I	-2.57	-1.55	0.07
Bloomberg U.S. Muni Bond Index	0.00	0.13	1.59
^Inception Date of 8/1/2016

Performance Inception Date	Aug. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 17,000,000
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 18,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2025)
Total Net Assets (Millions)	$17
Number of Holdings	32
Net Advisory Fee Paid	$18K
Annual Portfolio Turnover	23%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	35.5	AAA	1.92
Housing	14.9	AA	52.02
Health Care	12.5	A	10.85
Utilities	11.4	BBB	10.91
Education	10.4	NR	24.30
Cash Equivalents and Other	9.9
Other Revenue	5.4

* All portfolio holdings are issued securities from the state of North Dakota.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

[1]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[2]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[3]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[4]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[5]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[6]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[7]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[8]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[9]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[10]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[11]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[12]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.